May 8, 2007

Filing Desk

Securities and Exchange Commission

101 F Street, N.E.

Washington, DC 20549

Re:	Highwoods Realty Limited Partnership

Exchange Offer for 5.85% Notes due 2017

Registration Statement on Form S-4

Ladies and Gentlemen:

The above filing is an exchange offer by Highwoods Realty Limited Partnership (the “Company”) on Form S-4 (the “Registration Statement”) with respect to the exchange of $400 million of 5.85% Notes due 2017 (the “Exchange Notes”) for $400 million of 5.85% Notes due 2017 (the “Outstanding Notes”), which were issued by the Company in a Rule 144A transaction. Herein, we refer to the Outstanding Notes and the Exchange Notes collectively as the “Notes.” The Exchange Notes will have terms and conditions substantially identical to the Outstanding Notes, and this filing is being made pursuant to the registration rights granted to the purchasers of the Outstanding Notes. The Company is making this exchange offer upon the terms and conditions specified by the SEC in no-action letters to Exxon Capital Holdings Corporation (available May 13, 1988) (“Exxon Capital”), Morgan Stanley & Co., Inc. (available June 5, 1991) (“Morgan Stanley”) and Shearman & Sterling (available July 2, 1993) (“Shearman & Sterling”).

The Company also makes in the exchange offer and to the SEC the following representations and warranties consistent with Morgan Stanley and Shearman & Sterling:

1. The Company has not entered into any arrangement or understanding with any person to distribute the securities to be received in the exchange offer and to the best of the Company’s information and belief, each person participating in the exchange offer will acquire the Exchange Notes in its ordinary course of business and has no arrangement or understanding to participate in the distribution of the securities to be received in the exchange offer.

May 8, 2007

2. The Company, as stated fully in the prospectus included in the Registration Statement, will make each person participating in the exchange offer aware that if the Exchange Notes are being registered for purposes of secondary resales, any security holder using the exchange offer to participate in the distribution of the securities to be acquired in the exchange offer cannot rely on the SEC’s position enunciated in Exxon Capital, Morgan Stanley or Shearman & Sterling and must comply with the registration and prospectus delivery requirements of the Securities Act of 1933 (the “Securities Act”) in connection with a secondary resale transaction. The Company acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K. The prospectus and the related letter of transmittal clearly disclose such matters to the holders of the Outstanding Notes.

3. The letter of transmittal and the prospectus state that by accepting the exchange offer, the exchange offerees represent, warrant and covenant to the Company that they have not engaged in, and do not intend to engage in, a distribution of the Exchange Notes. Furthermore, as provided in Shearman & Sterling, the Company represents that the exchange offer provides and that to the best knowledge of the Company:

(i)	In connection with any resales of Exchange Notes received in exchange for the Outstanding Notes, any broker-dealer must deliver a prospectus meeting the requirements of the Securities Act, which may be the prospectus for the exchange offer so long as it contains a plan of distribution with respect to such resale transactions.

(ii)	No broker-dealer has entered into any arrangement or understanding with the Company or an affiliate of the Company to distribute the Exchange Notes, and the Company will make each person participating in the exchange offer aware in the prospectus and the letter of transmittal that any broker-dealer that holds Outstanding Notes for its own account as a result of market-making activities or other trading activities and who receives Exchange Notes in exchange for Outstanding Notes pursuant to the exchange offer may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of the Exchange Notes.

May 8, 2007

(iii)	The prospectus and the letter of transmittal to be executed by an exchange offeree in order to participate in the exchange offer contain provisions stating that if the exchange offeree is a broker-dealer holding Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, then the broker-dealer acknowledges that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Notes received in respect of such Outstanding Notes pursuant to the exchange offer. The prospectus and the letter of transmittal also include a statement to the effect that by so acknowledging and by delivering a prospectus, the broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

Should you have any questions regarding this filing, please do not hesitate to contact me at (919) 875-6683 or our outside counsel, Jeffrey M. Sullivan of DLA Piper US LLP, at (919) 786-2003.

Very truly yours,

Highwoods Realty Limited Partnership

By:	Highwoods Properties, Inc., its general partner

By:	/s/ Jeffrey D. Miller
Jeffrey D. Miller Vice President, General Counsel and Secretary

cc: Jeffrey M. Sullivan, Esq.